CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (53,554)	$ (84,619)	$ (195,928)
Adjustments to reconcile net loss to net cash used in operating activities of continuing operations:
Depreciation and amortization	2,482	1,681	787
Impairment of goodwill		0	143,655
Loss from the disposal of property and equipment			8
Fair value change of warrants	208	(316)	(1,995)
Share-based compensation	11,968	39,310	41,589
Foreign currency exchange (gain) loss	(10)	(139)	432
Impairment of other receivables	8,848
Impairment of prepaid expenses and other current assets	23,262	22,921	4,216
Provision for dealership settlement		15,134	11,142
Provision for sales incentive	2,701	1,638
Gain on disposal of subsidiaries	(64)	(1,578)
Financial expenses	32	1,103
Interest expenses of convertible note in interest method	493	683	22
Deferred tax liabilities	(229)
Changes in operating assets and liabilities:
Inventories	(35)	373	(404)
Prepayment for vehicle purchase and other current assets	1,653	355	(6,121)
Amount due from related parties	(1,458)		326
Other non-current assets	(6)
Accounts payable	106	(38)	(111)
Advances from customers		(390)	(318)
Accrued expenses and other current liabilities	2,790	1,984	1,287
Short-term lease liabilities	(28)	(98)	(31)
Amount due to related parties	(1,237)		25
Income tax payable	(30)	(398)	(684)
Net cash used in operating activities	(2,108)	(2,394)	(2,103)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment, net	(396)	(59)
Purchase of intangible assets			(32)
Cash disposed on disposal of subsidiaries	(2,740)	(97)
Cash disposed on acquisition of a subsidiary	2
Cash acquired on reverse acquisition			4,299
Net cash (used in) provided by investing activities	(3,134)	(156)	4,267
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrant	1,065	4,717
Proceeds from convertible note		2,000	2,000
Repayment of convertible note	(50)
Cash paid for offering cost		(1,976)
Capital contribution		665
Net cash provided by financing activities	1,015	5,406	2,000
Effect of exchange rate changes on cash and cash equivalents	(790)	(1,017)	492
Net changes in cash and cash equivalents	(5,017)	1,839	4,656
Cash and cash equivalents at beginning of year	7,102	5,263	607
Cash and cash equivalents at end of year	2,085	7,102	5,263
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest expense paid		362	23
Income tax paid			26
NON-CASH ACTIVITIES:
Net assets acquired on reverse acquisition (See Note 3)			161,760
Issuance of Series F preferred shares in connection a disposal of subsidiaries		$ (24,593)
Vesting of restricted shares award			(1)
Obtaining right-of-use assets in exchange for operating lease liabilities	328		$ 515
Issuance of ordinary shares for conversion of convertible notes	2,050
Issuance of ordinary shares for acquisition of a subsidiary	49,100
Recognition of intangible assets from acquisition of a subsidiary	13,972
Receivable due from issuance of ordinary shares and warrants in private placements	17,900
Issuance of shares to settle payables for sales incentive	$ 3,914